Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [Member]	Total
Balance at Dec. 31, 2016	$ 313		$ 1,283,422	$ (740,651)	$ (50,806)	$ 492,278
Balance, shares at Dec. 31, 2016	3,131,579
Issuance of common stock	$ 380		(380)
Issuance of common stock, shares	3,800,000
Common stock issued for services	$ 1		4,999			5,000
Common stock issued for services, shares	10,000
Stock-based compensation expense			46,625			46,625
Stock option exercise	$ 10		990			$ 1,000
Stock option exercise, shares	100,000					100,000
Net income				8,897	21,996	$ 30,893
Balance at Dec. 31, 2017	$ 704		1,335,656	(731,754)	(28,810)	575,796
Balance, shares at Dec. 31, 2017	7,041,579
Stock-based compensation expense			68,293			68,293
Stock option exercise	$ 10		990			$ 1,000
Stock option exercise, shares	100,000					100,000
Issuance of common stock in February 2018, PVBJ Acquisition	$ 44		1,183,537			$ 1,183,581
Issuance of common stock in February 2018, PVBJ Acquisition shares	444,445
Beneficial conversion feature			395,000			395,000
Net income				(554,010)	(46,725)	(600,735)
Balance at Dec. 31, 2018	$ 758		$ 2,983,476	$ (1,285,764)	$ (75,535)	$ 1,622,935
Balance, shares at Dec. 31, 2018	7,586,024